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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-83122






             SUPPLEMENT DATED NOVEMBER 1, 2002 TO THE PROSPECTUS OF
                        MORGAN STANLEY BIOTECHNOLOGY FUND
                               DATED JULY 12, 2002

Footnote 5 in the "Annual Fund Operating Expenses" table in the section of the Prospectus titled "THE FUND--Fees and Expenses" is deleted and replaced by the following footnote:

      5 The Investment Manager has agreed to assume all operating expenses (except for brokerage and 12b-1 fees) and to waive the compensation provided in its Management Agreement until such time as the Fund has $50 million of net assets or until December 31, 2003, whichever occurs first. The expenses and fees disclosed above do not reflect the assumption of any expenses or the waiver of any compensation by the Investment Manager.

In addition, the last paragraph in the section of the Prospectus titled "THE FUND--Fund Management" is deleted and replaced by the following paragraph:

      The Investment Manager has agreed to assume all operating expenses (except for brokerage and 12b-1 fees) and to waive the compensation provided in its Management Agreement until such time as the Fund has $50 million of net assets or until December 31, 2003, whichever occurs first.




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                    SUPPLEMENT DATED NOVEMBER 1, 2002 TO THE
                     STATEMENT OF ADDITIONAL INFORMATION OF
                        MORGAN STANLEY BIOTECHNOLOGY FUND
                               DATED JULY 12, 2002

The last sentence of the second paragraph in the section of the Statement of Additional Information titled "V. INVESTMENT MANAGEMENT AND OTHER SERVICES--A. Investment Manager" is deleted and replaced by the following sentence:

      The Investment Manager has agreed to assume all operating expenses (except for brokerage and 12b-1 fees) and to waive the compensation provided in its Management Agreement with the Fund until such time as the Fund has $50 million of net assets or until December 31, 2003, whichever occurs first.